Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Miscellaneous accruals		$ 68	$ 52
Accrued compensation		102	35
Net operating loss carryforward		95	95
Foreign tax credits		52	50
Advanced royalties		26	48
Research and experimentation capitalization		213	181
Other deferred tax assets		37	51
Gross deferred tax assets		593	512
Valuation allowance	$ (22)	(56)	(54)
Total deferred tax assets		537	458
Deferred tax liabilities:
Property, plant, and equipment		(124)	(128)
Intangible assets		(324)	(392)
Total deferred tax liabilities		(448)	(520)
Net deferred tax asset		$ 89
Net deferred tax liability			$ (62)